Expense Example - Adirondack Small Cap Fund - Adirondack Small Cap Fund [Default Label]	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 151
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	$ 1,819